Taxes - Schedule of Income Tax Provision (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Current:
Total current	$ 120,336	$ 15,461	$ 87,570
Total provision for income taxes	120,336	15,461	87,570
Hong Kong [Member]
Current:
Total current	$ 120,336	$ 15,461	$ 87,570